Loans and Borrowings - Summary of Bonds (Details) - OCEANE		6 Months Ended
	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Jun. 30, 2023 EUR (€) euroPerBond oCEANE	Jun. 30, 2022 euroPerBond oCEANE	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Conversion Exchange Premium		550.00%
Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	3,185,821	1,923,662	1,923,662
Notional amount | €	€ 94,300,301.6	€ 56,940,395.2		€ 56,940,395.2
Nominal value per unit (in EUR per bond) | euroPerBond	29.60	29.60	29.60
Effective Interest Rate	8.80%	8.80%	8.80%